April 17, 2025

Supplement to the Prospectus and Statement of Additional Information

dated December 29, 2024

of

Fisher Investments Institutional Group Stock Fund for Retirement Plans (QDISX)

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (QDVSX)

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (QDIBX)

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (QDVBX)

(the “Funds”)

This supplement serves as advance notice that the Funds intend to change their names effective May 1, 2025.

The new names will be:

FI Institutional Group Stock Fund for Retirement Plans (QDISX)

FI Institutional Group ESG Stock Fund for Retirement Plans (QDVSX)

FI Institutional Group Fixed Income Fund for Retirement Plans (QDIBX)

FI Institutional Group ESG Fixed Income Fund for Retirement Plans (QDVBX)

The Funds’ investment objectives and investment strategies will not be changed.

You should read this supplement in conjunction with the Funds’ Prospectus and Statement of Additional Information, each dated December 29, 2024, and retain it for future reference.